Current and deferred income tax and social contribution	12 Months Ended
Dec. 31, 2021
Current and deferred income tax and social contribution
Current and deferred income tax and social contribution
32	Current and deferred income tax and social contribution
a.	Amounts recognized in profit or loss for the period

	12/31/2021	12/31/2020	12/31/2019

Current income tax and social contribution expenses	(52,441)	(13,166)	(5,859)

Deferred income tax and social contribution expenses
Provision for impairment losses on loans and advances	186,178	34,261	28,503
Provisions for legal and tax matters	929	890	629
Adjustment of financial assets to fair value	26,270	17,945	(12,388)
Other temporary differences	19,215	(34,720)	18,648
Hedge transactions	8,986	8,553	12,271
Tax Losses carried forward	36,779	23,946	(3,054)
Receivable from the sale of investments	(49,922)	—	(9,064)
Subtotal deferred income tax and social contribution expenses	228,435	50,875	35,545

Total tax expense(benefit)	175,993	37,709	29,686
Total deferred income tax and social contribution	228,434	50,875	35,545
Total income tax and social contribution expenses	(52,441)	(13,166)	(5,959)

b.	Reconciliation of effective tax rate

	12/31/2021		12/31/2020		12/31/2019
	Income Tax		Income Tax		Income Tax

Profit before tax		(231,061)		(7,023)		685
Tax average using	45%	103,977	45%	3,160	45%	(247)

Tax effect of
Interest on capital distribution		18,671		17,978		20,013
Non-taxabe income(non-deductible expenses) net		(27,744)		34,502		15,131
Tax incentives		188		—		—
Subsidiaries not subject to Real Profit taxation		81,957		(17,129)		(2,637)
Others		(1,055)		(803)		(2,548)
Total income tax benefit/ expense		175,993		37,709		29,685

Effective tax rate		(76)%		(537)%		4,334%

Total income tax benefit/ expense		175,993		37,709		29,685
Total deferred income tax and social contribution		228,434		50,875		11,206
Total income tax and social contribution expenses		(52,441)		(13,166)		(5,859)

c.	Changes in the balances of deferred taxes

	Balance on			Balance on
	12/31/2020	Constitution	Realization	12/31/2021
Composition of the deferred tax assets
Provision for impairment losses on loans and advances	109,620	227,915	(41,736)	295,799
Provisions for legal and tax matters	8,791	3,855	(2,926)	9,720
Adjustment of financial assets to fair value	—	450,377	(265,491)	184,886
Other temporary differences	1,893	62,617	(1,571)	62,939
Carryforward tax losses	58,794	160,115	(123,337)	95,574
Provision for loss of non-current assets held for sale	4,383	4,607	—	8,990
Expected loss on financial instruments - FVTPL	343	6,093	—	6,436
Hedge transactions	22,195	23,568	(14,582)	31,181
Total of the deferred tax assets	206,019	939,147	(449,643)	695,525

Composition of the deferred tax liabilities
Receivable from the sale of investments	(36,841)	—	15,021	(21,820)
Adjustment of finacial assets to fair value	(18,509)	—	18,509	—
Comission Deferral	(5,576)	—	1,707	(3,869)
Others (*)	—	(63,546)	—	(63,546)
Total of the deferred tax liabilities	(60,926)	(63,546)	35,237	(89,235)

Total deferred tax liability	145,093	875,601	(414,406)	606,290

	Balance on			Balance on
	12/31/2019	Constitution	Realization	12/31/2020
Composition of the deferred assets
Provision for impairment losses on loans and advances	72,721	62,580	(25,681)	109,620
Provisions for legal and tax matters	7,901	6,402	(5,512)	8,791
Adjustment of financial assets to fair value	2,308	—	(2,308)	—
Other temporary differences	523	1,522	(152)	1,893
Carryforward tax losses	23,108	183,865	(148,179)	58,794
Provision for loss of non-current assets held for sale	5,656	—	(1,274)	4,382
Expected loss on financial instruments - FVTPL	—	343	—	343
Hedge transactions	—	133,123	(110,928)	22,195
Total of the deffered tax assets	112,217	387,835	(294,034)	206,018

Composition of the deferred tax liabilities
Receivable from the sale of investments	—	(36,841)	—	(36,841)
Hedge transactions	(1,751)	—	1,751
Adjustment of financial assets to fair value	(12,389)	(22,132)	16,013	(18,508)
Comission Deferral	(7,384)	—	1,808	(5,576)
Total of the deffered tax liabilities	(21,524)	(58,973)	19,572	(60,926)

Total of the deffered tax liability	90,693	328,862	(274,462)	145,093

	Balance on			Balance on
	12/31/2018	Constitution	Realization	12/31/2019
Composition of the deferred assets
Provision for impairment losses on loans and advances	43,369	33,078	(3,726)	72,721
Provisions for legal and tax matters	7,272	4,827	(4,198)	7,901
Adjustment of financial assets to fair value	124	2,308	(124)	2,308
Other temporary differences	907	62	(446)	523
Carryforward tax losses	1,303	—	(1,303)	—
Provision for loss of non-current assets held for sale	341	23,311	(544)	23,108
Expected loss on financial instruments - FVTPL	3,938	1,718	—	5,656
Hedge transactions	—	—	—	—
Total of the deffered tax assets	57,254	65,304	(10,341)	112,217

Composition of the deferred tax liabilities
Receivable from the sale of investments	—	—	—	—
Hedge transactions	—	(1,751)	—	(1,751)
Adjustment of financial assets to fair value	—	(12,389)	—	(12,389)
Comission Deferral	(8,480)	—	1,096	(7,384)
Total of the deffered tax liabilities	(8,480)	(14,140)	1,096	(21,524)

Total of the deffered tax liability	48,774	51,164	(9,245)	90,693

The accounting records of these tax credits are based on the expectation of generating future taxable income and supported by technical studies and income projections.